Leases - Schedule of Future Minimum Payments Operating Lease (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Schedule of Future Minimum Payments Operating Lease [Abstract]
Remainder of 2026	$ 64
2027	133
2028	133
2029	133
2030	133
Thereafter	22
Total lease payments	618
Less: imputed interest	(19)
Total operating lease liabilities, net of interest	$ 599